Expense Example - Goehring & Rozencwajg Resources Fund	Sep. 28, 2026 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,323
Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	$ 1,665